Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2019
Non US listed part of the Phoenix TV Group
Related Party Transaction
Relationships with Group	Under common control by Phoenix TV
CMCC
Related Party Transaction
Relationships with Group	A shareholder of Phoenix TV
Lilita
Related Party Transaction
Relationships with Group	Other equity investee, related party of Phoenix TV Group
Particle
Related Party Transaction
Relationships with Group	Available-for-sale debt investee, with common directors of the Company
Tianbo
Related Party Transaction
Relationships with Group	Former equity method investee, and current subsidiary of VIEs since April 1, 2019
Phoenix FM
Related Party Transaction
Relationships with Group	Equity method investee
Fenghuang Jingcai
Related Party Transaction
Relationships with Group	Equity method investee
Yitong Technology
Related Party Transaction
Relationships with Group	Other equity investee
Lifeix Inc.
Related Party Transaction
Relationships with Group	Other equity investee
Kuailai
Related Party Transaction
Relationships with Group	Other equity investee
Fengyi Technology
Related Party Transaction
Relationships with Group	Available-for-sale debt investee
Mr. Gao Ximin and Mr. Qiao Haiyan
Related Party Transaction
Relationships with Group	Legal shareholders of Tianying Jiuzhou and employees of the Group
Mr. He Yansheng and Mr Shang Xiaowei
Related Party Transaction
Relationships with Group	Legal shareholder of Yifeng Lianhe and employee of the Group
Mr. Wu Haipeng and Mr. He Yansheng
Related Party Transaction
Relationships with Group	Legal shareholders of Chenhuan and employees of the Group